SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS - Share Capital (Details)			3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 24, 2023 USD ($) $ / shares shares	Aug. 09, 2022 USD ($) $ / shares shares	Mar. 31, 2023 shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2023 Y Vote $ / shares shares	Dec. 31, 2022 Y Vote $ / shares shares	Oct. 26, 2023 $ / shares shares	Nov. 03, 2022 $ / shares shares	Nov. 02, 2022 shares	Aug. 02, 2022 $ / shares	Aug. 01, 2022 shares	Jul. 14, 2022 $ / shares	Apr. 22, 2022 shares	Apr. 12, 2022 $ / shares shares	Apr. 11, 2022 shares	Dec. 31, 2021 $ / shares shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized					8,333,334	8,333,334	100,000,000	8,333,334	833,334					833,334		8,333,334
Ordinary shares, par value | $ / shares					$ 0	$ 0	$ 0	$ 0						$ 0		$ 0
Number of vote for each ordinary share | Vote					1	1
Number of years of income that limits distribution | Y					2
Maximum period between date of financial statements and distribution date					6 months
Threshold period for not to issue or proposed issuance of any ADSs or ordinary shares	90 days	90 days
Threshold period for not to enter in to an agreement for variable rate transaction from the date of closing of the Offering	180 days	180 days
Quoin Pharmaceuticals Inc
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized								8,333,334	833,334					833,334	208,334
Ordinary shares, par value | $ / shares								$ 0						$ 0
Number of years of income that limits distribution | Y						2
Maximum period between date of financial statements and distribution date						6 months
Warrant Amendments
SHAREHOLDERS' EQUITY
Incremental fair value | $	$ 238,000
Minimum [Member]
SHAREHOLDERS' EQUITY
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 13.20											$ 0
Maximum [Member]
SHAREHOLDERS' EQUITY
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 60.00											$ 597
Public offering
SHAREHOLDERS' EQUITY
Issuance of ADS and Pre-Funded Warrants, net (in shares)	412,500	184,167
Public offering | Pre-Funded Warrants
SHAREHOLDERS' EQUITY
Warrants, number of securities called by warrants (in shares)	170,833	95,833
ADS
SHAREHOLDERS' EQUITY
Issuance of ADS and Pre-Funded Warrants, net (in shares)			583,333	280,000
Warrants, number of securities called by warrants (in shares)													1.0
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 60.00			$ 0.00						$ 0.00
Shares warrants may purchase	280,000												28,508
Number of ordinary shares for ADS											5,000
ADS | Quoin Pharmaceuticals Inc
SHAREHOLDERS' EQUITY
Number of ordinary shares for ADS						5,000
ADS | Warrant Amendments
SHAREHOLDERS' EQUITY
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 13.20
Shares warrants may purchase	236,670
ADS | Public offering
SHAREHOLDERS' EQUITY
Issuance of ADS and Pre-Funded Warrants, net (in shares)	412,500
Purchase price | $ / shares	$ 12.00	$ 60.00
ADS | Public offering | Quoin Pharmaceuticals Inc
SHAREHOLDERS' EQUITY
Issuance of ADS and Pre-Funded Warrants, net (in shares)		184,167
ADS | Public offering | Pre-Funded Warrants
SHAREHOLDERS' EQUITY
Purchase price | $ / shares	$ 11.9988	$ 59.998
Warrants, number of securities called by warrants (in shares)	170,833	95,833
Gross proceeds from offering | $	$ 7,000,000.0	$ 16,800,000
Net proceeds from offering | $	$ 5,800,000	$ 14,900,000
Warrants, exercise price of warrants (in dollars per share) | $ / shares		$ 60.00